Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

1.      On October 31, 2024, the Company entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Square Gate Capital Master Fund, LLC-Series 3 (the “Investor”), pursuant to which the Company will have the right, but not the obligation, to sell to the Investor, and the Investor will have the obligation to purchase from the Company, up to $15,000,000 (the “Maximum Commitment Amount”) worth of shares of Common Stock, at the Company’s sole discretion, over the next 24 months, subject to certain conditions precedent and other limitations set forth in the Equity Purchase Agreement. Concurrently with the execution of the Equity Purchase Agreement, the Company also agreed to issue to the Investor, as part of the consideration, shares of the Company’s common stock worth a total of 3% of the Maximum Commitment Amount (the “Initial Commitment Shares”). The ultimate calculation of the per share price of the Initial Commitment Shares will occur on the date immediately prior to a registration statement on Form S-1 covering the resale of the shares to be issued pursuant to the Equity Purchase Agreement.

2.      On November 11, 2024, an aggregate of 32,500 shares of common stock, constituting make-whole liability shares, were issued to certain of the Company’s officers and directors. See Note 4 for more information.

3.      On December 24, 2024, we entered into a Securities Purchase Agreement (the “PIPE Purchase Agreement”) with certain institutional and accredited investors (collectively, the “Purchasers”), substantially all of whom are existing stockholders of the Company, pursuant to which we agreed to issue and sell to the Purchasers immediately separable units (the “Units”), with each Unit being comprised of (i) one share of Series A Senior Convertible Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”), and (ii) a warrant to purchase one share of common stock (each, a “Series A Warrant” and such shares, the “Warrant Shares”), at a price per Unit of $4.00, for aggregate gross proceeds of not less than $6 million and not more than $10 million (the “PIPE Financing”). The PIPE Financing closed on December 31, 2024. At the closing, we issued to the Purchasers an aggregate of (i) 1,512,500 shares of Series A Preferred Stock and (ii) Series A Warrants initially exercisable into 1,512,500 shares of common stock. The gross proceeds from the closing of the PIPE Financing, before deducting transaction fees and other estimated PIPE Financing expenses, were approximately $6,050,000. Brookline Capital Markets, a division of Arcadia Securities, LLC (“Brookline”), acted as exclusive placement agent for the issuance and sale of the securities in the PIPE Financing. In connection with the PIPE Financing, we paid Brookline or its designee a fee in the form of warrants to purchase shares of our common stock (the “Agent Warrants”). The Agent Warrants are initially exercisable into a number of shares of common stock equal to (i) 7% of the number of shares of common stock initially issuable pursuant to the shares of Series A Preferred Stock issued to Purchasers other than Reduced Fee Purchasers in the PIPE Financing plus (ii) 3% of the number of shares of common stock initially issuable pursuant to the shares of Series A Preferred Stock issued Reduced Fee Purchasers in the PIPE Financing; provided that Ceros Financial Services, Inc., Brookline’s selected dealer for the PIPE Financing, is entitled to up to 33.3% of the Agent Warrants. The terms of the Agent Warrants are substantially similar to the terms of the Series A Warrants, except the Agent Warrants are not exercisable until Stockholder Approval is obtained.

NOTE 9 — SUBSEQUENT EVENTS

1.      On June 4, 2024, the Company filed a certificate of amendment to its third amended and restated certificate of incorporation to effectuate a 1-for-2 reverse stock split of the Company’s outstanding shares of common stock, effective upon such filing. The par value and authorized shares of the Company’s common stock were not adjusted as a result of the reverse stock split. No fractional shares were issued in connection with the reverse stock split as all fractional shares were rounded up to the nearest whole share. All share and per share amounts have been retroactively restated for all periods presented to reflect the reverse stock split.